Share-Based Compensation - Summary of Share-based Compensation Under Each Plan According to Change in Estimate (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 610	€ 578	€ 245
Total number of BSAAR subscribed (in shares) | shares	35,070	35,070	35,070
SOD 2020 SOC2020 SOUS2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical		50.00%
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	10.00%	25.00%
Percentage of exercisable instruments relating to the development of NTZ and the ACLF franchise	15.00%	15.00%
Percentage of exercisable instruments relating to development of the product pipeline of the company	10.00%	10.00%
Number of other equity instruments exercisable in share-based payment arrangement relating to NSIA diagnostic | shares		5,000
Number of other equity instruments exercisable in share-based payment arrangement relating to NTZ Program | shares	3,000	1,500
Number of other equity instruments exercisable in share-based payment arrangement relating to development of the GNS561 program | shares	2,000	1,000
Number of other equity instruments exercisable in share-based payment arrangement relating to Development Of Elafibranor In P B C And Elative Clinical | shares	2,000	2,500
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	34,398	34,398	34,398
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	15,308	15,308	15,308
A G A S20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 0	€ 14	€ 14
A G A S20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	0	40	40
A G A D20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	0	(7)	19
A G A D20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	15	34	32
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ (20)	€ 7	€ 7
Total number of BSAAR subscribed (in shares) | shares	43,212	43,212	43,212
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 4	€ 12	€ 13
Total number of BSAAR subscribed (in shares) | shares	17,765	17,765	17,765
S O U S20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 30	€ 50	€ 55
S O U S20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	3	9	9
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	47	49	11
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	11	11	2
A G A S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	18	18	4
A G A D2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	78	83	17
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 5	€ 18	€ 4
Total number of BSAAR subscribed (in shares) | shares	68,329	68,329	68,329
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 4	€ 4	€ 0
Total number of BSAAR subscribed (in shares) | shares	9,713	9,713	9,713
A G A S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 54	€ 47	€ 0
A G A D2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	15	12	0
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 38	€ 31	€ 0
Total number of BSAAR subscribed (in shares) | shares	51,343	51,343	51,343
S O2019 U S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 130	€ 104	€ 0
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 8	€ 27	€ 0
Total number of BSAAR subscribed (in shares) | shares	0	35,070	35,070
S O U S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ (2)	€ 16	€ 0
Total number of BSAAR subscribed (in shares) | shares	5,113	5,113
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 59	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	35,000	35,000	35,000
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 10	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	66,250	81,250	81,250
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 13	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	27,500	27,500	50,000
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 77	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	0	27,500	27,800
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 6	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	0	15,000	15,000
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 5	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	29,750	35,000	35,000
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	107,419	130,375	134,375
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	21,250	25,000	25,000
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	35,600	36,900	38,900
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	20,000	20,000	20,000
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	35,000	35,000	35,000
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	127,000	131,000	131,000
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	23,375	34,625	34,625